Inventory	6 Months Ended
Jun. 30, 2014
Inventory [Abstract]
Inventory

2. Inventory

Inventory consisted of the following (in thousands):

	June 30, 2014	December 31, 2013
Finished goods	$2,694	$1,455
Raw materials	726	860
	$3,420	$2,315

Finished goods primarily include product ready for shipment, as well as promotional merchandise held for sale. Raw materials primarily include ingredients, concentrate and packaging.